SUPPLEMENT DATED JUNE 25, 2002
                          TO THE GENERAL SAI DISCLOSURE
                      (Statement of Additional Information)
                                DATED MAY 1, 2002

          This General SAI Disclosure constitutes part of the SAIs of:

                  Lincoln National Aggressive Growth Fund, Inc.
                        Lincoln National Bond Fund, Inc.
                Lincoln National Capital Appreciation Fund, Inc.
                    Lincoln National Equity-Income Fund, Inc.
               Lincoln National Global Asset Allocation Fund, Inc.
                  Lincoln National Growth and Income Fund, Inc.
                    Lincoln National International Fund, Inc.
                       Lincoln National Managed Fund, Inc.
                    Lincoln National Money Market Fund, Inc.
                  Lincoln National Social Awareness Fund, Inc.
                Lincoln National Special Opportunities Fund, Inc.


     Under the section "Directors and Officers - Officers Who Are Not Directors" (page GSD-6), the disclosure regarding Eric Jones should be deleted and replaced with the following:

                                                        				      Number of
					                                      	              Funds in
											      Fund Complex   Other
                                                  Term of Office    Principal Occupation(s)   Overseen by    Directorships
Name, Address and Date of     Position(s) Held    and Length of     During Past Five Years    Director       Held by Director
Birth                         with the Fund       Time Served
----------------------------- ------------------- ----------------- ------------------------- -------------- -----------------
----------------------------- ------------------- ----------------- ------------------------- -------------- -----------------

William P. Flory, Jr.         Chief Accounting    Chief             Assistant Vice            N/A            N/A
1300 S. Clinton Street        Officer             Accounting        President, The Lincoln
Fort Wayne, IN 46802                              Officer since     National Life Insurance
DOB: 09/02/61                                     May 2002          Company; formerly Vice
                                                                    President, MetLife
                                                                    Investors; formerly
                                                                    Assistant Vice
                                                                    President, MetLife
                                                                    Investors; formerly
                                                                    Accounting Manager,
                                                                    Transamerica Life
                                                                    Companies

